REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Revenues	$ 790,809	$ 227,044	$ 1,252,980	$ 442,327	$ 910,227	$ 1,631,653
Change in revenue, percentage	248.00%		183.00%		(44.00%)
Distributors [Member]
Net Revenues	$ 414,937	98,249	$ 672,873	235,198	$ 438,745	1,315,007
Change in revenue, percentage	322.00%		186.00%		(67.00%)
Amazon [Member]
Net Revenues	$ 39,256	46,078	$ 77,759	60,479	$ 87,965	133,787
Change in revenue, percentage	15.00%		29.00%		(34.00%)
Online Sales [Member]
Net Revenues	$ 21,843	15,663	$ 40,047	26,687	$ 55,190	93,124
Change in revenue, percentage	39.00%		50.00%		(41.00%)
Gold Leaf Distribution [Member]
Net Revenues	$ 328,848	68,436	$ 509,130	123,138	$ 332,371	70,555
Change in revenue, percentage	381.00%		313.00%		371.00%
Shipping [Member]
Net Revenues	$ 5,725	5,218	$ 10,588	10,225	$ 24,663	70,339
Change in revenue, percentage	10.00%		4.00%		(65.00%)
Sales Returns And Allowance [Member]
Net Revenues	$ (19,800)	$ (6,600)	$ (57,417)	$ (13,400)	$ (28,707)	$ (51,159)
Change in revenue, percentage	200.00%		328.00%		(44.00%)